Segment Reporting - Schedule of Segment Reporting Information, by Segment Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total assets	$ 237,412	$ 303,176
Total non-current assets	146,761	184,910
U.S. [Member]
Segment Reporting Information [Line Items]
Total non-current assets	17,615	26,849
Canada [Member]
Segment Reporting Information [Line Items]
Total non-current assets	127,450	156,991
Belgium [Member]
Segment Reporting Information [Line Items]
Total non-current assets	707	759
Chile [Member]
Segment Reporting Information [Line Items]
Total non-current assets	897	310
Mexico [Member]
Segment Reporting Information [Line Items]
Total non-current assets	92	1
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	169,579	273,626
Operating Segments [Member] | Licensing [Member]
Segment Reporting Information [Line Items]
Total assets	93,225	170,631
Operating Segments [Member] | Intelligent Systems [Member]
Segment Reporting Information [Line Items]
Total assets	45,453	69,832
Operating Segments [Member] | Enterprise Software [Member]
Segment Reporting Information [Line Items]
Total assets	30,901	33,163
Corporate [Member]
Segment Reporting Information [Line Items]
Total assets	$ 67,833	$ 29,550